Document and Entity Information	Oct. 15, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2021
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	98-1550750
Entity Address, Address Line One	10000 Avalon Boulevard
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	678
Local Phone Number	534-5849
Entity Information, Former Legal or Registered Name	VPC Impact Acquisition Holdings
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001820302
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	150 North Riverside Plaza
Entity Address, Address Line Two	Suite 5200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE